As filed with the Securities and Exchange Commission on November 12, 2020

File No. 333-239456

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 2

(Check appropriate box or boxes)

PIONEER SERIES TRUST X

(Exact Name of Registrant as Specified in Charter)

(617) 742-7825

(Area Code and Telephone Number)

60 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Terrence Cullen

Amundi Pioneer Asset Management, Inc.

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

Copies to: Roger P. Joseph, Esq.

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of Pioneer Dynamic Credit Fund (now known as Pioneer Corporate High Yield Fund), a series of the Registrant.

This filing will become effective on November 12, 2020, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART C

OTHER INFORMATION

PIONEER DYNAMIC CREDIT FUND

PIONEER SERIES TRUST X

ITEM  15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Pioneer Dynamic Credit Fund (the “Registrant”), a series of Pioneer Series Trust X, on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 29, 2020 (Accession No. 0001193125-20-201215), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Amended and Restated Agreement and Declaration of Trust (January 12, 2016)	(8)

(1)(b)	Certificate of Trust	(1)

(1)(c)	Certificate of Amendment to Certificate of Trust	(5)

(2)	Amended and Restated By-Laws	(4)

(3)	Not applicable

(4)	Agreement and Plan of Reorganization	(15)

(5)	Reference is made to Exhibits (1) and (2) hereof

(6)(a)	Form of Management Agreement with Amundi Pioneer Asset Management, Inc.	(13)

(6)(b)	Form of Expense Limit Agreement	(13)

(7)(a)	Underwriting Agreement with Amundi Pioneer Distributor, Inc. (July 3, 2017)	(10)

(7)(b)	Dealer Sales Agreement	(3)

(8)	Not applicable

(9)(a)	Custodian Agreement	(2)

(9)(b)	Amended Appendix A to Custodian Agreement (October 1, 2019)	(14)

(9)(c)	Amendment to Custodian Agreement (May 31, 2016)	(8)

(10)(a)	Pioneer Funds Distribution Plan (January 10, 2017)	(9)

(10)(b)	Multiple Class Plan Pursuant to Rule 18f-3	(11)

(11)	Opinion of Counsel (legality of securities being offered)	(13)

(12)	Final opinion as to tax matters and consent	(**)

(13)(a)	Transfer Agency Agreement (November 2, 2015)	(8)

(13)(b)	Amended and Restated Administration Agreement (October 1, 2019)	(14)

(13)(c)	Administrative Agency Agreement, dated as of March 5, 2012, between Brown Brothers Harriman & Co. and Pioneer Investment Management, Inc.	(6)

(13)(d)	Appendix A to Administrative Agency Agreement (December 27, 2016)	(9)

(14)	Consent of Independent Registered Public Accounting Firm	(15)

(15)	Not applicable

(16)	Powers of Attorney	(13)

(17)(a)	Code of Ethics of the Pioneer Funds, Amundi Pioneer Distributor, Inc., Amundi Pioneer Institutional Asset Management, Inc., and Amundi Pioneer Asset Management, Inc.	(7)

(17)(b)	Prospectus of Pioneer Dynamic Credit Fund dated August 1, 2020 and Statement of Additional Information of Pioneer Dynamic Credit Fund dated August 1, 2020	(15)

(17)(c)	Annual Report of Pioneer Dynamic Credit Fund for the fiscal year ended March 31, 2020	(13)

(17)(d)	Prospectus of Pioneer Corporate High Yield Fund dated December 31, 2019, as supplemented and Statement of Additional Information of Pioneer Corporate High Yield Fund dated December 31, 2019, as supplemented	(13)

(17)(e)	Annual Report of Pioneer Corporate High Yield Fund for the fiscal year ended August 31, 2019	(13)

(17)(f)	Semi-Annual Report of Pioneer Corporate High Yield Fund for the fiscal period ended February 29, 2020	(13)

*        *         *        *        *        *

(1)

Previously filed. Incorporated herein by reference from the exhibits included with the Registrant’s initial registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on May 30, 2002 (Accession No. 0001174520-02-000007).

(2)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 28, 2006 (Accession No. 0001174520-06- 000005).

(3)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 26, 2007 (Accession No. 0001174520-07-000037).

(4)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on August 4, 2008 (Accession No. 0001174520-08-000010).

(5)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on February 1, 2011 (Accession No. 0001174520- 11-000003).

(6)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on March 30, 2012 (Accession No. 0001174520-12- 000007).

(7)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on May 29, 2014 (Accession No. 0001174520-14-000005).

(8)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 39 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 29, 2016 (Accession No. 0000276776-16-000177).

(9)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 42 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on February 2, 2017 (Accession No. 0001174520- 17-000003).

(10)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 44 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), Registration Statement as filed with the Securities and Exchange Commission on July 28, 2017 (Accession No. 0001174520-17-000011).

(11)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 46 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 27, 2018 (Accession No. 0000276776-18- 000071).

(12)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 48 to the Registrant’s registration statement on Form N-1A (File Nos. 333-89354 and 811-21108), as filed with the Securities and Exchange Commission on July 29, 2019 (Accession No. 0000276776-19- 000018).

(13)

Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-239456), as filed with the SEC on June 26, 2020 (Accession No. 0001193125-20-180492).

(14)

Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 50 to the Registration Statement as filed with the Securities and Exchange Commission on July 29, 2020 (Accession No. 0001193125-20-201215).

(15)

Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant’s Registration Statement on Form N-14 (File No. 333-239456), as filed with the SEC on August 3, 2020 (Accession No. 0001193125-20-208109).

(**)	Filed herewith.

ITEM 17. UNDERTAKINGS.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 12th day of November, 2020.

PIONEER SERIES TRUST X

By:	/s/ Lisa M. Jones

Name:	Lisa M. Jones
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 12, 2020:

Signature	Title

/s/ Lisa M. Jones	President (Principal Executive Officer) and Trustee
Lisa M. Jones

/s/ Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)
Mark E. Bradley

/s/ John E. Baumgardner, Jr.*	Trustee
John E. Baumgardner, Jr.

/s/ Diane Durnin*	Trustee
Diane Durnin

/s/ Benjamin M. Friedman*	Trustee
Benjamin M. Friedman

/s/ Lorraine H. Monchak*	Trustee
Lorraine H. Monchak

/s/ Thomas J. Perna*	Chairman of the Board and Trustee
Thomas J. Perna

/s/ Maguerite A. Piret*	Trustee
Maguerite A. Piret

/s/ Frederick J. Ricciardi*	Trustee
Frederick J. Ricciardi

/s/ Kenneth J. Taubes*	Trustee
Kenneth J. Taubes

*By:	/s/ Lisa M. Jones
	Lisa M. Jones, Attorney-in-Fact	November 12, 2020

EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.	Description

(12)	Final opinion as to tax matters and consent